Debt - Summary of indebtedness (Details) $ in Thousands	Jun. 30, 2024 USD ($) aircraft engine	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Commitment	$ 56,853,780
Undrawn amounts	10,941,063
Debt issuance costs, debt discounts and debt premium	(216,156)	$ (212,622)
Debt	$ 45,697,189	46,483,903
Number of aircraft pledged as collateral | aircraft	283
Unsecured
Debt Instrument [Line Items]
Commitment	$ 44,190,349
Undrawn amounts	9,275,000
Amount outstanding	34,915,349	34,295,349
Secured
Debt Instrument [Line Items]
Commitment	10,413,431
Undrawn amounts	1,666,063
Amount outstanding	8,747,996	10,151,176
Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000	2,250,000
Floating rate debt
Debt Instrument [Line Items]
Debt	10,600,000
AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Commitment	30,915,349
Undrawn amounts	0
Amount outstanding	$ 30,915,349	31,215,349
Weighted average interest rate	3.64%
Revolving credit facilities | Unsecured
Debt Instrument [Line Items]
Commitment	$ 9,300,000
Undrawn amounts	9,275,000
Amount outstanding	$ 25,000	25,000
Weighted average interest rate	6.88%
Other unsecured debt | Unsecured
Debt Instrument [Line Items]
Commitment	$ 3,975,000
Undrawn amounts	0
Amount outstanding	$ 3,975,000	3,055,000
Weighted average interest rate	6.75%
Export credit facilities | Secured
Debt Instrument [Line Items]
Commitment	$ 1,109,113
Undrawn amounts	140,000
Amount outstanding	$ 969,113	1,034,687
Weighted average interest rate	2.50%
Additional commitment	$ 800,000
Number of aircraft pledged as collateral | aircraft	38
Institutional secured term loans & secured portfolio loans | Secured
Debt Instrument [Line Items]
Commitment	$ 6,557,290
Undrawn amounts	0
Amount outstanding	$ 6,557,290	7,667,363
Weighted average interest rate	6.05%
Number of aircraft pledged as collateral | aircraft	200
AerFunding Revolving Credit Facility | Secured
Debt Instrument [Line Items]
Commitment	$ 2,075,000
Undrawn amounts	1,199,109
Amount outstanding	$ 875,891	1,032,151
Weighted average interest rate	7.38%
Number of aircraft pledged as collateral | aircraft	35
Other secured debt | Secured
Debt Instrument [Line Items]
Commitment	$ 672,028
Undrawn amounts	326,954
Amount outstanding	$ 345,074	415,982
Weighted average interest rate	5.87%
Number of aircraft pledged as collateral | aircraft	10
Number of engines pledged as collateral | engine	74
Fair value adjustment | Secured
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	628	993
Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	$ 2,250,000
Weighted average interest rate	6.63%